Deferred Finance Charges - Additional Information (Detail) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Debt Issuance Costs, Noncurrent, Net [Abstract]
Debt issuance costs, noncurrent, net, total	$ 0	$ 941,760